Right-of-Use Asset and Lease Liability	12 Months Ended
Oct. 31, 2023
Right of Use Asset and Lease Liability [Abstract]
RIGHT-OF-USE ASSET AND LEASE LIABILITY
11.	RIGHT-OF-USE ASSET AND LEASE LIABILITY

The Company entered into a lease agreement for its corporate head office commencing March 1, 2022, until February 28, 2026. Upon entering into this lease, the Company recognized a right-of use (“ROU”) asset in the amount of $319,521, and a corresponding lease liability in the same amount ($319,521). The lease liability is measured at amortized cost using the incremental borrowing rate of 10.02%.

The continuity of the ROU asset and lease liability for the years ended October 31, 2023 and 2022 is as follows:

 Right-of-use asset

Value of ROU asset as of October 31, 2021	$—
Additions	319,521
Depreciation	(53,253)

Value of ROU asset as of October 31, 2022	266,268
Depreciation	(79,880)
Value of ROU asset as of October 31, 2023	$186,388

Lease liability

Lease liability recognized as of October 31, 2021	$—
New office lease	319,521
Lease payments	(63,250)
Lease interest	17,270

Lease liability recognized as of October 31, 2022	273,541
Lease payments	(94,875)
Lease interest	24,221
Lease liability recognized as of October 31, 2023	$202,887

Current portion	$78,068
Non-current portion	124,819
Closing balance	$202,887

Undiscounted lease payment obligations

Less than one year	$97,748
One to three years	132,820

Total undiscounted lease liabilities	$230,568